FINANCING AND FINANCIAL INSTRUMENTS - Summary of Assets and Liabilities Based on Categories (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 2,172	$ 2,574	$ 2,501	$ 4,002
Restricted cash	182	212
Trade accounts receivable and other	4,432	3,863
Inventories	20,744	17,986
Prepaid expenses and other current assets	2,834	1,931
Assets held for sale	2,111	179
Total current assets	32,475	26,745
Non-current assets:
Goodwill and intangible assets	5,728	5,737
Property, plant and equipment and biological assets	35,638	36,971
Investments in associates and joint ventures	4,906	5,084
Other investments	855	1,471
Deferred tax assets	8,287	7,055
Other assets	3,360	2,234
Total non-current assets	58,774	58,552
Total assets	91,249	85,297
Current liabilities:
Short-term debt and current portion of long-term debt	3,167	2,785
Trade accounts payable and other	13,981	13,428
Short-term provisions	539	410
Accrued expenses and other liabilities	4,709	4,505
Income tax liabilities	238	232
Liabilities held for sale	821	50
Total current liabilities	23,455	21,410
Non-current liabilities:
Long-term debt, net of current portion	9,316	10,143
Deferred tax liabilities	2,374	2,684
Deferred employee benefits	6,982	7,630
Long-term provisions	1,995	1,612	1,521
Other long-term obligations	3,019	963
Total non-current liabilities	23,686	23,032
Equity:
Equity attributable to the equity holders of the parent	42,086	38,789
Non-controlling interests	2,022	2,066
Total equity	44,108	40,855	$ 32,325	$ 27,570
Total liabilities and equity	91,249	85,297
Non-financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	528	394
Accrued expenses and other liabilities	1,212	1,080
Income tax liabilities	238	232
Liabilities held for sale	821	50
Total current liabilities	2,799	1,756
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	2,374	2,684
Deferred employee benefits	6,982	7,630
Long-term provisions	1,984	1,612
Other long-term obligations	457	204
Total non-current liabilities	11,797	12,130
Equity:
Equity attributable to the equity holders of the parent	42,086	38,789
Non-controlling interests	2,022	2,066
Total equity	44,108	40,855
Total liabilities and equity	58,704	54,741
Financial liabilities | Liabilities at amortized cost
Current liabilities:
Short-term debt and current portion of long-term debt	3,167	2,785
Trade accounts payable and other	13,981	13,428
Short-term provisions	11	16
Accrued expenses and other liabilities	3,307	3,100
Income tax liabilities	0	0
Liabilities held for sale	0	0
Total current liabilities	20,466	19,329
Non-current liabilities:
Long-term debt, net of current portion	9,316	10,143
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	11	0
Other long-term obligations	1,854	415
Total non-current liabilities	11,181	10,558
Equity:
Total liabilities and equity	31,647	29,887
Financial liabilities | Fair value recognized in profit or loss
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	0	0
Accrued expenses and other liabilities	0	0
Income tax liabilities	0	0
Liabilities held for sale	0	0
Total current liabilities	0	0
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	0
Other long-term obligations	0	0
Total non-current liabilities	0	0
Financial liabilities | Derivatives
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	0	0
Accrued expenses and other liabilities	190	325
Income tax liabilities	0	0
Liabilities held for sale	0	0
Total current liabilities	190	325
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	0
Other long-term obligations	708	344
Total non-current liabilities	708	344
Equity:
Total liabilities and equity	898	669
Non-financial assets
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	20,744	17,986
Prepaid expenses and other current assets	1,405	1,270
Assets held for sale	2,111	179
Total current assets	24,260	19,435
Non-current assets:
Goodwill and intangible assets	5,728	5,737
Property, plant and equipment and biological assets	35,589	36,935
Investments in associates and joint ventures	4,906	5,084
Other investments	0	0
Deferred tax assets	8,287	7,055
Other assets	526	411
Total non-current assets	55,036	55,222
Total assets	79,296	74,657
Financial assets
Current assets:
Cash and cash equivalents	0
Financial assets | Assets at amortized cost
Current assets:
Cash and cash equivalents	2,172	2,574
Restricted cash	182	212
Trade accounts receivable and other	3,957	3,863
Inventories	0	0
Prepaid expenses and other current assets	812	574
Assets held for sale	0	0
Total current assets	7,123	7,223
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	0	0
Investments in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	1,188	834
Total non-current assets	1,188	834
Total assets	8,311	8,057
Financial assets | Fair value recognized in profit or loss
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	0	0
Assets held for sale	0	0
Total current assets	0	0
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	49	36
Investments in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	1,037	0
Total non-current assets	1,086	36
Total assets	1,086	36
Financial assets | Fair value recognized in OCI
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	475
Inventories	0
Prepaid expenses and other current assets	0
Assets held for sale	0
Total current assets	475
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	855
Deferred tax assets	0
Other assets	0
Total non-current assets	855
Total assets	1,330
Financial assets | Derivatives
Current assets:
Cash and cash equivalents		0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	617	87
Assets held for sale	0	0
Total current assets	617	87
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	0	0
Investments in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	609	989
Total non-current assets	609	989
Total assets	$ 1,226	1,076
Financial assets | Available-for-sale
Current assets:
Cash and cash equivalents		0
Restricted cash		0
Trade accounts receivable and other		0
Inventories		0
Prepaid expenses and other current assets		0
Assets held for sale		0
Total current assets		0
Non-current assets:
Goodwill and intangible assets		0
Property, plant and equipment and biological assets		0
Investments in associates and joint ventures		0
Other investments		1,471
Deferred tax assets		0
Other assets		0
Total non-current assets		1,471
Total assets		$ 1,471